Shareholder Report, Line Graph (Details) 194601_LHA Risk-Managed Income ETF_TF_TSR SemiAnnual {TF} - USD ($)					6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 08, 2023	Jun. 30, 2026
LHA Risk-Managed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					LHA Risk-Managed Income ETF NAV
Accumulated Value	$ 11,631	$ 11,147	$ 10,414	$ 10,000	$ 11,559
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,215	$ 10,452	$ 10,323	$ 10,000	$ 11,285